              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

            METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. International Growth Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
  Contrafund(R) Portfolio
  Equity-Income Portfolio
  High Income Portfolio
  Index 500 Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Appreciation Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST -- CLASS A
  BlackRock Large Cap Core Portfolio
  MFS(R) Research International Portfolio
  Pioneer Fund Portfolio
METROPOLITAN SERIES FUND -- CLASS A
  BlackRock Capital Appreciation Portfolio
  BlackRock Money Market Portfolio
  Jennison Growth Portfolio
  MFS(R) Total Return Portfolio
  T. Rowe Price Large Cap Growth Portfolio
  Western Asset Management Strategic Bond Opportunities Portfolio
  Western Asset Management U.S. Government Portfolio
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
  MFS(R) Research Bond Series

Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

Certain Investment Portfolios have been subject to a name change. Please see "ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                  FEE TABLES
--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999)
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.

                 Mortality and Expense Risk Charge.... 1.25%/1/
                 Administrative Expense Charge........ 0.15%
                                                       -----
                 TOTAL ANNUAL SEPARATE ACCOUNT CHARGE. 1.40%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
1999)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                  Mortality and Expense Risk Charge. 0.84%/1/
                  Administrative Expense Charge..... 0.15%
                                                     -----
                  TOTAL SEPARATE ACCOUNT EXPENSES... 0.99%

--------------
/1/   We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the BlackRock Capital Appreciation Portfolio -- Class A; 0.88% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class A; 0.68% for the Subaccount investing in the Jennison Growth Portfolio -- Class A; and 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A.

INVESTMENT PORTFOLIO EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Portfolios may impose a redemption fee in the future. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES

                                                                                      MINIMUM   MAXIMUM
                                                                                    --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)................   0.10%     1.01%

INVESTMENT PORTFOLIO FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                           DISTRIBUTION          ACQUIRED    TOTAL                  NET TOTAL
                                                              AND/OR             FUND FEES  ANNUAL     FEE WAIVER    ANNUAL
                                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
INVESTMENT PORTFOLIO                               FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
--------------------                            ---------- ------------ -------- --------- --------- -------------- ---------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund........    0.71%        --        0.30%     --       1.01%         --         1.01%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  INITIAL CLASS
 Contrafund(R) Portfolio.......................    0.56%        --        0.08%     --       0.64%         --         0.64%
 Equity-Income Portfolio.......................    0.46%        --        0.10%     --       0.56%         --         0.56%
 High Income Portfolio.........................    0.56%        --        0.12%     --       0.68%         --         0.68%
 Index 500 Portfolio...........................    0.05%        --        0.05%     --       0.10%         --         0.10%

                                                             DISTRIBUTION          ACQUIRED    TOTAL                  NET TOTAL
                                                                AND/OR             FUND FEES  ANNUAL     FEE WAIVER    ANNUAL
                                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
INVESTMENT PORTFOLIO                                 FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
--------------------                              ---------- ------------ -------- --------- --------- -------------- ---------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
  CLASS I
 ClearBridge Variable Aggressive Growth
   Portfolio.....................................    0.75%        --        0.06%     --       0.81%        0.00%       0.81%
 ClearBridge Variable Appreciation Portfolio.....    0.71%        --        0.05%     --       0.76%        0.00%       0.76%
 ClearBridge Variable Small Cap Growth
   Portfolio.....................................    0.75%        --        0.11%     --       0.86%        0.00%       0.86%
MET INVESTORS SERIES TRUST -- CLASS A
 BlackRock Large Cap Core Portfolio..............    0.59%        --        0.05%     --       0.64%        0.01%       0.63%
 MFS(R) Research International Portfolio.........    0.68%        --        0.07%     --       0.75%        0.05%       0.70%
 Pioneer Fund Portfolio..........................    0.64%        --        0.04%     --       0.68%        0.03%       0.65%
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation Portfolio........    0.70%        --        0.03%     --       0.73%        0.01%       0.72%
 BlackRock Money Market Portfolio................    0.33%        --        0.02%     --       0.35%        0.01%       0.34%
 Jennison Growth Portfolio.......................    0.61%        --        0.03%     --       0.64%        0.07%       0.57%
 MFS(R) Total Return Portfolio...................    0.55%        --        0.05%     --       0.60%          --        0.60%
 T. Rowe Price Large Cap Growth Portfolio........    0.60%        --        0.04%     --       0.64%        0.01%       0.63%
 Western Asset Management Strategic Bond
   Opportunities Portfolio.......................    0.60%        --        0.05%     --       0.65%        0.04%       0.61%
 Western Asset Management U.S. Government
   Portfolio.....................................    0.47%        --        0.03%     --       0.50%        0.02%       0.48%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Research Bond Series.....................    0.50%        --        0.06%     --       0.56%          --        0.56%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

SECTION 4: SUBACCOUNTS

There is no assurance that an Investment Portfolio will achieve its stated objective. YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

The current Investment Portfolios are listed below, along with their investment objectives, investment advisers and any subadviser.

                                                           INVESTMENT                             INVESTMENT
           INVESTMENT PORTFOLIO                            OBJECTIVE                           ADVISER/SUBADVISER
------------------------------------------- ----------------------------------------- -------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth          Seeks long-term growth of capital.        Invesco Advisers, Inc.
   Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  INITIAL CLASS
 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                      Company
                                                                                      Subadviser: FMR Co., Inc.
 Equity-Income Portfolio                    Seeks reasonable income. The fund         Fidelity Management & Research
                                            will also consider the potential for      Company
                                            capital appreciation. The fund's goal is  Subadviser: FMR Co., Inc.
                                            to achieve a yield which exceeds the
                                            composite yield on the securities
                                            comprising the S&P 500(R) Index.
 High Income Portfolio                      Seeks a high level of current income,     Fidelity Management & Research
                                            while also considering growth of          Company
                                            capital.                                  Subadviser: FMR Co., Inc.
 Index 500 Portfolio                        Seeks investment results that             Fidelity Management & Research
                                            correspond to the total return of         Company
                                            common stocks publicly traded in the      Subadvisers: FMR Co., Inc.; Geode
                                            United States, as represented by the      Capital Management, LLC
                                            S&P 500(R) Index.
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
 ClearBridge Variable Aggressive            Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
   Growth Portfolio                                                                   LLC
                                                                                      Subadviser: ClearBridge Investments,
                                                                                      LLC
 ClearBridge Variable Appreciation          Seeks long-term appreciation of           Legg Mason Partners Fund Advisor,
   Portfolio                                capital.                                  LLC
                                                                                      Subadviser: ClearBridge Investments,
                                                                                      LLC
 ClearBridge Variable Small Cap             Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
   Growth Portfolio                                                                   LLC
                                                                                      Subadviser: ClearBridge Investments,
                                                                                      LLC
MET INVESTORS SERIES TRUST -- CLASS A
 BlackRock Large Cap Core Portfolio         Seeks long-term capital growth.           MetLife Advisers, LLC
                                                                                      Subadviser: BlackRock Advisors, LLC
 MFS(R) Research International Portfolio    Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                      Subadviser: Massachusetts Financial
                                                                                      Services Company
 Pioneer Fund Portfolio                     Seeks reasonable income and capital       MetLife Advisers, LLC
                                            growth.                                   Subadviser: Pioneer Investment
                                                                                      Management, Inc.

                                                   INVESTMENT                              INVESTMENT
       INVESTMENT PORTFOLIO                         OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation      Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio                                                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market Portfolio    Seeks a high level of current income     MetLife Advisers, LLC
                                     consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                     capital.
 Jennison Growth Portfolio           Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
 MFS(R) Total Return Portfolio       Seeks a favorable total return through   MetLife Advisers, LLC
                                     investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                              Services Company
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital        MetLife Advisers, LLC
   Portfolio                         and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management Strategic  Seeks to maximize total return           MetLife Advisers, LLC
   Bond Opportunities Portfolio      consistent with preservation of          Subadviser: Western Asset
                                     capital.                                 Management Company
 Western Asset Management            Seeks to maximize total return           MetLife Advisers, LLC
   U.S. Government Portfolio         consistent with preservation of capital  Subadviser: Western Asset
                                     and maintenance of liquidity.            Management Company
MFS(R) VARIABLE INSURANCE TRUST --
  INITIAL CLASS
 MFS(R) Research Bond Series         Seeks total return with an emphasis      Massachusetts Financial Services
                                     on current income, but also              Company
                                     considering capital appreciation.

ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS

Certain Investment Portfolios were subject to a name change. The chart below identifies the former name and new name for these Investment Portfolios, and where applicable, the former name and the new name of the trust of which the Investment Portfolio is a part.

INVESTMENT PORTFOLIO NAME CHANGES

The following former Investment Portfolios were renamed:

              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
 LEGG MASON PARTNERS VARIABLE EQUITY    LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                  TRUST
   Legg Mason ClearBridge Variable        ClearBridge Variable Aggressive
    Aggressive Growth Portfolio            Growth Portfolio
   Legg Mason ClearBridge Variable        ClearBridge Variable Appreciation
    Appreciation Portfolio                 Portfolio
   Legg Mason ClearBridge Variable        ClearBridge Variable Small Cap
    Small Cap Value Portfolio              Value Portfolio

 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
   BlackRock Legacy Large Cap Growth      BlackRock Capital Appreciation
    Portfolio                              Portfolio

We have modified the MARKET TIMING/EXCESSIVE TRADING subsection to read as follows:

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Investment Portfolio and the reflection of that change in the Investment Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios, (I.E., the Invesco V.I. International Growth Fund, Fidelity VIP High Income Portfolio, ClearBridge Variable Small Cap Growth Portfolio, MFS(R) Research International Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio, (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers . Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

    . reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in the prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide the Investment Portfolio promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Investment Portfolio.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Investment Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

SECTION 9. OTHER INFORMATION

We have added the following paragraph to the BENEFICIARY section in the DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS subsection:

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-497-4857 to make such changes.

FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

 5 Park Plaza, Suite 1900
 Irvine, CA 92614

                                                  SUPP -- Book 26 (& 25) 4/13